BUSINESS SEGMENTS AND GEOGRAPHIC AREAS	12 Months Ended
Jan. 03, 2015
Segment Reporting [Abstract]
BUSINESS SEGMENTS AND GEOGRAPHIC AREAS
 BUSINESS SEGMENTS AND GEOGRAPHIC AREAS
The Company classifies its business into three reportable segments, which also represent its operating segments: Tools & Storage, Industrial and Security.
The Tools & Storage segment is comprised of the Power Tools and Hand Tools & Storage businesses. The Power Tools business includes professional products, consumer products and power tool accessories. Professional products include professional grade corded and cordless electric power tools and equipment including drills, impact wrenches and drivers, grinders, saws, routers and sanders as well as pneumatic tools and fasteners including nail guns, nails, staplers and staples, concrete and masonry anchors. Consumer products include corded and cordless electric power tools sold primarily under the BLACK + DECKER brand, lawn and garden products, including hedge trimmers, string trimmers, lawn mowers, edgers and related accessories, and home products such as held held vacuums, paint tools, and cleaning appliances. Power tool accessories include drill bits, router bits, abrasives and saw blades.
The Hand Tools & Storage business sells measuring, leveling and layout tools, planes, hammers, demolition tools, knives, saws, chisels, and industrial and automotive tools. Storage products include tool boxes, sawhorses, medical cabinets and engineered storage solution products.
The Industrial segment is comprised of the Engineered Fastening and Infrastructure businesses. The Engineered Fastening business primarily sells engineered fastening products and systems designed for specific applications. The product lines include stud welding systems, blind rivets and tools, blind inserts and tools, drawn arc weld studs, engineered plastic and mechanical fasteners, self-piercing riveting systems, precision nut running systems, micro fasteners, and high-strength structural fasteners. The Infrastructure business consists of the Oil & Gas and Hydraulics businesses. The Oil & Gas business sells and rents custom pipe handling, joint welding and coating equipment used in the construction of large and small diameter pipelines, and provides pipeline inspection services. The Hydraulics business sells hydraulic tools and accessories.
The Security segment is comprised of the Convergent Security Solutions ("CSS") and Mechanical Access Solutions ("MAS") businesses. The CSS business designs, supplies and installs electronic security systems and provides electronic security services, including alarm monitoring, video surveillance, fire alarm monitoring, systems integration and system maintenance. Purchasers of these systems typically contract for ongoing security systems monitoring and maintenance at the time of initial equipment installation. The business also includes healthcare solutions, which markets asset tracking, infant protection, pediatric protection, patient protection, wander management, fall management, and emergency call products. The MAS business sells automatic doors, commercial hardware, locking mechanisms, electronic keyless entry systems, keying systems, tubular and mortise door locksets.
The Company utilizes segment profit, which is defined as net sales minus cost of sales and SG&A inclusive of the provision for doubtful accounts (aside from corporate overhead expense), and segment profit as a percentage of net sales to assess the profitability of each segment. Segment profit excludes the corporate overhead expense element of SG&A, interest income, interest expense, other-net (inclusive of intangible asset amortization expense), restructuring, and income taxes. Refer to Note O, Restructuring Charges, for the amount of net restructuring charges by segment, and to Note F, Goodwill and Intangible Assets, for intangible amortization expense by segment. Corporate overhead is comprised of world headquarters facility expense, cost for the executive management team and cost for certain centralized functions that benefit the entire Company but are not directly attributable to the businesses, such as legal and corporate finance functions. Transactions between segments are not material. Segment assets primarily include accounts receivable, inventory, other current assets, property, plant and equipment, intangible assets and other miscellaneous assets.
Geographic net sales and long-lived assets are attributed to the geographic regions based on the geographic location of each Company subsidiary.

BUSINESS SEGMENTS

(Millions of Dollars)	2014	2013	2012
Net Sales
Tools & Storage	$7,033.0	$6,705.0	$6,413.0
Industrial	2,044.4	1,888.6	1,350.1
Security	2,261.2	2,295.9	2,259.3
Consolidated	$11,338.6	$10,889.5	$10,022.4
Segment Profit
Tools & Storage	$1,074.4	$951.7	$905.8
Industrial	350.6	280.2	227.9
Security	259.2	235.2	301.5
Segment Profit	1,684.2	1,467.1	1,435.2
Corporate overhead	(177.4)	(254.0)	(252.3)
Other-net	(239.7)	(283.9)	(296.3)
Restructuring charges and asset impairments	(18.8)	(173.7)	(174.1)
Gain (loss) on debt extinguishment	0.1	(20.6)	(45.5)
Interest income	13.6	12.8	10.1
Interest expense	(177.2)	(160.1)	(144.0)
Earnings from continuing operations before income taxes	$1,084.8	$587.6	$533.1
Capital and Software Expenditures
Tools & Storage	$183.0	$196.1	$230.0
Industrial	74.3	61.2	65.2
Security	27.9	79.8	64.2
Discontinued operations	5.8	3.2	13.5
Consolidated	$291.0	$340.3	$372.9
Depreciation and Amortization
Tools & Storage	$193.9	$191.7	$172.7
Industrial	122.5	110.5	84.6
Security	127.8	132.1	143.0
Discontinued operations	$5.6	$7.0	$45.0
Consolidated	$449.8	$441.3	$445.3
Segment Assets
Tools & Storage	$8,568.2	$9,004.9	$8,693.6
Industrial	3,501.8	3,668.3	2,187.4
Security	3,972.0	4,355.5	4,429.3
	16,042.0	17,028.7	15,310.3
Discontinued operations	29.5	136.9	326.8
Corporate assets	(222.4)	(630.5)	206.9
Consolidated	$15,849.1	$16,535.1	$15,844.0

The above table has been updated to reflect a realignment of certain business segment information to align the reporting with the current management of the Company's operations as a result of the Company combining the CDIY business with certain complementary elements of the IAR and Healthcare businesses (formerly part of the Industrial and Security segments, respectively) to form one Tools & Storage business. The related assets (including goodwill) and liabilities of these segments have been adjusted accordingly. As a result, Note F. Goodwill and Intangible Assets of the Notes to Consolidated Financial Statements in Item 8 has been recast to reflect this change.
Corporate assets primarily consist of cash, deferred taxes, and property, plant and equipment. Based on the nature of the Company's cash pooling arrangements, at times corporate-related cash accounts will be in a net liability position.
Sales to the Home Depot were 11% of the Tools & Storage segment net sales in each of 2014, 2013 and 2012. Sales to Lowes were 13%, 13% and 14% of the Tools & Storage segment net sales in 2014, 2013 and 2012, respectively.
In 2014, the Company recorded $33 million of facility closure-related and other charges associated with the merger and other acquisitions across all segments, impacting segment profit by $4 million in Tools & Storage, $4 million in Industrial, and $7 million in Security for the year ended January 3, 2015, with the remainder residing in corporate overhead.
In 2013, the Company recorded $165 million of facility closure-related and other charges associated with the merger and other acquisitions across all segments, impacting segment profit by $18 million in Tools & Storage, $20 million in Industrial, and $38 million in Security for the year ended December 28, 2013, with the remainder residing in corporate overhead.
In 2012, the Company recorded $168 million of facility closure-related and other charges associated with the merger and other acquisitions across all segments, impacting segment profit by $46 million in Tools & Storage, $4 million in Industrial, and $41 million in Security for the year ended December 29, 2012, with the remainder residing in corporate overhead.
GEOGRAPHIC AREAS

(Millions of Dollars)	2014	2013	2012
Net Sales
United States	$5,492.4	$5,208.0	$4,856.0
Canada	591.3	600.3	578.2
Other Americas	788.4	818.2	807.2
France	695.6	704.6	699.1
Other Europe	2,585.3	2,417.9	2,298.8
Asia	1,185.6	1,140.5	783.1
Consolidated	$11,338.6	$10,889.5	$10,022.4
Property, Plant & Equipment
United States	$639.7	$620.7	$570.0
Canada	20.9	25.0	19.3
Other Americas	82.2	84.4	88.5
France	74.7	85.3	71.1
Other Europe	333.2	368.8	323.7
Asia	303.4	294.4	252.4
Consolidated	$1,454.1	$1,478.6	$1,325.0